DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS AND LIABILITIES [abstract]
Disclosure of deferred tax assets and liabilities

22.     DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and deferred tax liabilities before offset are attributable to the items detailed in the table below:

	Assets		Liabilities
	December 31,		December 31,
	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
Receivables and inventories	87	381	—	—
Accruals	391	1,925	—	—
Cash flow hedges	27	165	(242)	(50)
Property, plant and equipment	11,264	14,150	(14,615)	(9,928)
Tax losses carried forward	2,477	2,325	—	—
Available-for-sale securities	—	117	—	—
Intangible assets	260	227	—	(563)
Others	133	180	(229)	(264)

Deferred tax assets/(liabilities)	14,639	19,470	(15,086)	(10,805)

As of December 31, 2016 and 2017, certain subsidiaries of the Company did not recognize deferred tax of deductible loss carried forward of RMB 19,194 and RMB 20,821, respectively, of which RMB 3,833 and RMB 5,938 were incurred for the years ended December 31, 2016 and 2017, respectively, because it was not probable that the related tax benefit will be realized. Those deductible tax losses carried forward of RMB 2,508, RMB 4,462, RMB 4,080, RMB 3,833 and RMB 5,938 will expire in 2018,  2019, 2020, 2021, 2022 and after, respectively.

Periodically, management performed assessment on the probability that future taxable profit will be available over the period which the deferred tax assets can be realized or utilized. In assessing the probability, both positive and negative evidence was considered, including whether it is probable that the operations will have sufficient future taxable profits over the periods which the deferred tax assets are deductible or utilized and whether the tax losses result from identifiable causes which are unlikely to recur. During the years ended December 31, 2016 and 2017, write-down of deferred tax assets amounted to RMB 811 and RMB 26 (Note 9) .

Movements in deferred tax assets and liabilities are as follows:

	Balance as of January 1, 2015	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Balance as of December 31, 2015
	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	2,677	(1,128)	3	—	1,552
Accruals	258	155	—	—	413
Cash flow hedges	887	—	(637)	—	250
Property, plant and equipment	(8,635)	(113)	(383)	—	(9,131)
Tax losses carried forward	3,474	2,398	11	—	5,883
Embedded derivative component of the convertible bonds	282	—	—	(282)	—
Available-for-sale securities	3	1	(4)	—	—
Intangible assets	206	(3)	—	—	203
Others	7	33	—	—	40

Net deferred tax (liabilities)/assets	(841)	1,343	(1,010)	(282)	(790)

	Balance as of January 1, 2016	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Balance as of December 31, 2016
	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	1,552	(1,505)	6	34	87
Accruals	413	(22)	—	—	391
Cash flow hedges	250	—	(465)	—	(215)
Property, plant and equipment	(9,131)	6,063	(392)	109	(3,351)
Tax losses carried forward	5,883	(3,426)	20	—	2,477
Available-for-sale securities	—	(139)	(7)	146	—
Intangible assets	203	(1)	—	58	260
Others	40	(136)	—	—	(96)

Net deferred tax (liabilities)/assets	(790)	834	(838)	347	(447)

	Balance as of January 1, 2017	Recognized in consolidated statement of income	Recognized in other comprehensive income	Others	Acquisition of Shanghai SECCO	Balance as of December 31, 2017
	RMB	RMB	RMB	RMB	RMB	RMB
Receivables and inventories	87	300	(5)	(1)	—	381
Accruals	391	1,534	—	—	—	1,925
Cash flow hedges	(215)	9	313	8	—	115
Property, plant and equipment	(3,351)	8,475	287	(8)	(1,181)	4,222
Tax losses carried forward	2,477	(135)	(17)	—	—	2,325
Available-for-sale securities	—	117	—	—	—	117
Intangible assets	260	(27)	—	—	(569)	(336)
Others	(96)	44	4	—	(36)	(84)

Net deferred tax (liabilities)/assets	(447)	10,317	582	(1)	(1,786)	8,665